Segment Information and Concentration (Details 2) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income (Loss) from Operations	$ (2,226,200)	$ (6,432,600)	$ (4,693,800)	$ (4,137,000)	$ (8,174,900)	$ (3,369,200)	$ (11,544,100)	$ (4,708,800)
Interest income	37,000	27,500	46,400		27,900	49,400	77,300	82,200
Income (Loss) from operations before discontinued operations and income taxes	1,900	1,000	3,300	(6,300)	(6,600)	11,000	4,400	(562,500)
Benchtop Laboratory Equipment
Income (Loss) from Operations	215,400	368,800	481,600	203,500	616,100	851,700	1,475,800	1,461,300
Other (expense) income, net	4,200	0	2,400		1,300
Interest income	0	0	0		0
Total other (expense) income, net	4,200	0	2,400		1,300
Income (Loss) from operations before discontinued operations and income taxes	219,600	368,800	484,000	175,300	617,400	1,267,200	1,669,800	2,032,300
Corporate
Income (Loss) from Operations	(647,000)	(523,200)	(1,308,300)	(902,300)	(861,100)	(508,200)	(1,650,400)	(1,341,500)
Other (expense) income, net	(200)	(141,200)	76,900		(226,800)
Interest income	37,000	27,500	46,400		27,900
Total other (expense) income, net	36,800	113,700	123,300	88,500	(198,900)	47,600	71,500	82,200
Income (Loss) from operations before discontinued operations and income taxes	(610,200)	(636,900)	(1,185,000)	(813,800)	(1,090,000)	(460,600)	(1,578,900)	(1,259,300)
Consolidated
Income (Loss) from Operations	(2,226,200)	(6,432,600)	(4,693,800)	(4,137,000)	(8,174,900)	(3,369,200)	(11,544,100)	(4,708,800)
Other (expense) income, net	4,100	(184,200)	90,400		(286,900)
Interest income	37,000	33,300	46,400		33,700
Total other (expense) income, net	41,100	(150,900)	136,800	63,900	(253,200)	515,600	262,400	653,800
Income (Loss) from operations before discontinued operations and income taxes	(2,185,100)	(6,583,500)	(4,557,000)	(4,073,100)	(8,428,100)	(2,853,600)	(11,281,700)	(4,055,000)
Bioprocessing Systems Two [Member]
Income (Loss) from Operations	(1,794,600)	(6,278,200)	(3,867,100)	(3,438,200)	(7,929,900)	(3,712,700)	(11,369,500)	(4,828,600)
Other (expense) income, net	100	(43,000)	11,100		(61,400)
Interest income	0	5,800	0		5,800
Total other (expense) income, net	100	(37,200)	11,100	(3,600)	(55,600)	52,500	(3,100)	600
Income (Loss) from operations before discontinued operations and income taxes	$ (1,794,500)	$ (6,315,400)	$ (3,856,000)	$ (3,434,600)	$ (7,985,500)	$ (3,660,200)	$ (11,372,600)	$ (4,828,000)